Taxation - Deferred tax assets and liabilities - Components (Details) ¥ in Thousands, $ in Millions		1 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Net operating loss carry forward			¥ 103,285	¥ 100,354
Allowance for doubtful accounts			172,898	149,713
Payroll and accrued expenses			4,157	3,847
Deductible advertisement expenses			1,024	4,824
Long-term equity investment impairment			74,988	34,399
Intangible assets	[1]		28,031	31,545
Gross deferred tax assets			384,382	324,682
Less: Valuation allowance			(384,382)	¥ (324,682)	¥ (135,790)	¥ (96,920)
Net deferred tax assets			¥ 0
Consideration from intangible assets transferred | $		$ 141.5

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.